Contingent liabilities and Commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Due less than a year
Commitments and contingencies [Line Items]
Capital commitments	$ 42,665	$ 35,822
R&D commitments	53,234	30,402
Capital commitments	95,899	66,224
Due more than a year
Commitments and contingencies [Line Items]
Capital commitments	6,410	11,367
R&D commitments	13,309	7,601
Capital commitments	$ 19,719	$ 18,968